Financial risk management - Significant foreign exchange hedging instruments (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Risk management
Carrying amount of hedging instruments	€ (49,000,000)	€ (40,000,000)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	(10,000,000)	(13,000,000)
Notional amount of hedged items	1,043,000,000	1,451,000,000
Cash flow hedges | Short
Risk management
Notional amount	1,029,000,000	1,451,000,000
Cash flow hedges | Foreign exchange forward contracts | GBP
Risk management
Carrying amount of hedging instruments	€ (8,000,000)	€ 3,000,000
Weighted average hedged rate	0.8780	0.8866
Cash flow hedges | Foreign exchange forward contracts | JPY
Risk management
Carrying amount of hedging instruments	€ (2,000,000)	€ (4,000,000)
Weighted average hedged rate	122.1697	130.0618
Cash flow hedges | Foreign exchange forward contracts | KRW
Risk management
Carrying amount of hedging instruments	€ (1,000,000)
Weighted average hedged rate	1,310.0412
Cash flow hedges | Foreign exchange forward contracts | PLN
Risk management
Carrying amount of hedging instruments	€ 2,000,000	€ 1,000,000
Weighted average hedged rate	4.2926	4.2966
Cash flow hedges | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedging instruments	€ 0	€ (19,000,000)
Weighted average hedged rate	1.1171	1.1653
Cash flow hedges | Foreign exchange forward contracts | Short | GBP
Risk management
Notional amount	€ 207,000,000	€ 184,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Due within 3 months
Risk management
Notional amount	53,000,000	38,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount	126,000,000	93,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Beyond one year
Risk management
Notional amount	28,000,000	53,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | JPY
Risk management
Notional amount	167,000,000	150,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | JPY | Due within 3 months
Risk management
Notional amount	44,000,000	51,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | JPY | Due between 3 and 12 months
Risk management
Notional amount	123,000,000	99,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | KRW
Risk management
Notional amount	129,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | KRW | Due within 3 months
Risk management
Notional amount	15,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | KRW | Due between 3 and 12 months
Risk management
Notional amount	114,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	280,000,000	655,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	0	140,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	280,000,000	515,000,000
Cash flow hedges | Foreign exchange forward contracts | Long | PLN
Risk management
Notional amount	139,000,000	149,000,000
Cash flow hedges | Foreign exchange forward contracts | Long | PLN | Due within 3 months
Risk management
Notional amount	45,000,000	46,000,000
Cash flow hedges | Foreign exchange forward contracts | Long | PLN | Due between 3 and 12 months
Risk management
Notional amount	94,000,000	102,000,000
Cash flow hedges | Foreign exchange options | GBP
Risk management
Carrying amount of hedging instruments	€ 1,000,000	€ 7,000,000
Weighted average hedged rate	0.9058	0.9064
Cash flow hedges | Foreign exchange options | KRW
Risk management
Carrying amount of hedging instruments	€ 0
Weighted average hedged rate	1,336.2500
Cash flow hedges | Foreign exchange options | USD
Risk management
Carrying amount of hedging instruments	€ 0	€ 2,000,000
Weighted average hedged rate	1.1489	1.2029
Cash flow hedges | Foreign exchange options | Short | GBP
Risk management
Notional amount	€ 172,000,000	€ 191,000,000
Cash flow hedges | Foreign exchange options | Short | GBP | Due within 3 months
Risk management
Notional amount	40,000,000	48,000,000
Cash flow hedges | Foreign exchange options | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount	99,000,000	90,000,000
Cash flow hedges | Foreign exchange options | Short | GBP | Beyond one year
Risk management
Notional amount	33,000,000	53,000,000
Cash flow hedges | Foreign exchange options | Short | KRW
Risk management
Notional amount	46,000,000
Cash flow hedges | Foreign exchange options | Short | KRW | Due within 3 months
Risk management
Notional amount	31,000,000
Cash flow hedges | Foreign exchange options | Short | KRW | Due between 3 and 12 months
Risk management
Notional amount	15,000,000
Cash flow hedges | Foreign exchange options | Short | USD
Risk management
Notional amount	125,000,000	297,000,000
Cash flow hedges | Foreign exchange options | Short | USD | Due within 3 months
Risk management
Notional amount	67,000,000	87,000,000
Cash flow hedges | Foreign exchange options | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	58,000,000	210,000,000
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	34,000,000	(11,000,000)
Notional amount of hedged items	4,106,000,000	4,129,000,000
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	4,106,000,000	4,129,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedging instruments	€ 28,000,000	€ (2,000,000)
Weighted average hedged rate	1.1076	1.1414
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | CNY
Risk management
Carrying amount of hedging instruments	€ 0	€ 4,000,000
Weighted average hedged rate	7.8003	7.8333
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | INR
Risk management
Carrying amount of hedging instruments	€ 6,000,000	€ (15,000,000)
Weighted average hedged rate	78.4807	81.5362
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	€ 2,547,000,000	€ 2,246,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	2,547,000,000	2,246,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | CNY
Risk management
Notional amount	981,000,000	944,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | CNY | Due within 3 months
Risk management
Notional amount	981,000,000	944,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | INR
Risk management
Notional amount	346,000,000	544,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | INR | Due within 3 months
Risk management
Notional amount	346,000,000	544,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange options | USD
Risk management
Carrying amount of hedging instruments		€ 1,000,000
Weighted average hedged rate		1.1703
Hedges on net investment in foreign subsidiaries | Foreign exchange options | Short | USD
Risk management
Notional amount		€ 240,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange options | Short | USD | Due within 3 months
Risk management
Notional amount		240,000,000
Fair value hedges
Risk management
Carrying amount of hedging instruments	1,000,000	(4,000,000)
Notional amount of hedged items	351,000,000	231,000,000
Fair value hedges | Short
Risk management
Notional amount	348,000,000	226,000,000
Fair value hedges | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedging instruments	€ 0	€ (3,000,000)
Weighted average hedged rate	1.1082	1.1478
Fair value hedges | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	€ 423,000,000	€ 314,000,000
Fair value hedges | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	171,000,000	378,000,000
Fair value hedges | Foreign exchange forward contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	270,000,000
Fair value hedges | Foreign exchange forward contracts | Long | USD | Due between 3 and 12 months
Risk management
Notional amount		€ 64,000,000
Fair value hedges | Foreign exchange forward contracts | Long | USD | Beyond one year
Risk management
Notional amount	€ 18,000,000